UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Cash Reserve Fund – Prime Series

Cash Reserve Fund – Prime Series (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2015 the Fund owned approximately 5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 22.4%
Banco del Estado de Chile:
0.424%, 2/29/2016	75,000,000	75,000,000
0.52%, 2/29/2016	25,000,000	25,000,000
Bank of Montreal:
0.3%, 1/4/2016	108,500,000	108,500,000
0.303%, 10/9/2015	210,000,000	210,000,000
0.319%, 1/7/2016	95,000,000	95,000,000
0.34%, 12/9/2015	55,000,000	55,000,000
0.413%, 4/18/2016	65,000,000	65,000,000
Bank of Nova Scotia:
0.293%, 11/9/2015	77,000,000	76,999,650
0.33%, 3/18/2016	45,000,000	45,000,000
0.34%, 12/3/2015	80,000,000	80,000,000
Canadian Imperial Bank of Commerce:
0.08%, 10/6/2015	58,500,000	58,500,000
0.43%, 6/30/2016	106,075,000	106,075,000
Dexia Credit Local, 144A, 0.362%, 2/26/2016	28,500,000	28,500,000
DZ Bank AG:
0.28%, 10/1/2015	150,000,000	150,000,000
0.3%, 11/24/2015	133,750,000	133,750,000
0.36%, 1/4/2016	86,587,000	86,587,000
0.38%, 1/29/2016	171,715,000	171,715,000
0.4%, 2/11/2016	119,000,000	119,000,000
Mitsubishi UFJ Trust & Banking Corp.:
0.32%, 11/13/2015	128,200,000	128,200,000
0.38%, 1/19/2016	50,000,000	50,000,000
Mizuho Bank Ltd., 0.3%, 11/10/2015	50,000,000	50,000,000
Nordea Bank Finland PLC:
0.356%, 2/12/2016	200,000,000	200,000,000
0.45%, 3/18/2016	136,500,000	136,500,000
0.5%, 3/9/2016	33,000,000	33,000,000
Oversea-Chinese Banking Corp., Ltd., 0.3%, 11/9/2015	50,000,000	49,999,458
Rabobank Nederland NV:
0.25%, 10/30/2015	40,500,000	40,500,000
0.386%, 4/14/2016	187,000,000	187,000,000
0.43%, 3/4/2016	125,800,000	125,800,000
Royal Bank of Canada, 0.313%, 12/10/2015	50,000,000	50,000,000
Standard Chartered Bank, 0.31%, 10/5/2015	91,000,000	91,000,000
State Street Bank & Trust Co., 0.24%, 10/14/2015	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.:
0.29%, 11/5/2015	100,000,000	100,000,000
0.33%, 11/24/2015	119,000,000	119,000,000
0.35%, 12/17/2015	78,000,000	78,000,000
Svenska Handelsbanken AB:
0.303%, 12/9/2015	115,000,000	115,000,000
0.33%, 11/23/2015	150,000,000	150,000,000
0.404%, 10/2/2015	168,000,000	168,000,000
0.495%, 2/29/2016	120,000,000	120,002,511
Swedbank AB, 0.364%, 3/10/2016	125,000,000	125,000,000
Toronto-Dominion Bank, 0.43%, 3/2/2016	141,000,000	141,000,000
Westpac Banking Corp., 0.324%, 5/27/2016	135,000,000	135,000,000
Total Certificates of Deposit and Bank Notes (Cost $4,157,628,619)		4,157,628,619
Commercial Paper 38.3%
Issued at Discount ** 28.1%
Apple, Inc., 0.17%, 11/20/2015	60,000,000	59,985,833
Caisse des Depots et Consignations, 0.34%, 12/15/2015	80,300,000	80,243,121
Coca-Cola Co.:
0.34%, 11/5/2015	10,000,000	9,996,694
0.511%, 3/18/2016	72,500,000	72,326,423
Collateralized Commercial Paper II Co., LLC:
0.26%, 10/8/2015	87,500,000	87,495,576
0.26%, 10/9/2015	88,522,000	88,516,885
Commonwealth Bank of Australia:
0.25%, 11/10/2015	29,500,000	29,491,805
144A, 0.304%, 3/29/2016	23,000,000	22,992,168
0.309%, 4/7/2016	82,000,000	81,997,347
0.319%, 4/29/2016	38,000,000	37,997,956
0.323%, 5/6/2016	100,000,000	99,996,164
DBS Bank Ltd.:
0.29%, 11/6/2015	92,979,000	92,952,036
0.34%, 1/28/2016	50,000,000	49,943,806
Erste Abwicklungsanstalt:
0.26%, 10/7/2015	46,494,000	46,491,985
0.28%, 11/10/2015	117,000,000	116,963,600
144A, 0.3%, 10/8/2015	42,500,000	42,497,521
0.31%, 12/2/2015	64,250,000	64,215,698
0.32%, 12/3/2015	93,500,000	93,447,640
0.32%, 12/4/2015	48,500,000	48,472,409
0.34%, 12/14/2015	44,000,000	43,969,249
0.363%, 3/4/2016	80,000,000	79,997,956
0.367%, 3/17/2016	120,000,000	119,994,462
Export Development Canada, 0.381%, 1/11/2016	68,980,000	68,905,732
Exxon Mobil Corp.:
0.14%, 10/23/2015	100,000,000	99,991,444
0.14%, 10/26/2015	96,000,000	95,990,667
Gotham Funding Corp.:
0.22%, 10/7/2015	53,065,000	53,063,054
0.33%, 12/10/2015	75,000,000	74,951,875
Johnson & Johnson:
0.05%, 10/2/2015	3,200,000	3,199,996
0.14%, 11/16/2015	200,000,000	199,964,222
Kells Funding LLC:
144A, 0.285%, 11/18/2015	75,000,000	74,971,500
144A, 0.29%, 11/16/2015	170,000,000	169,937,006
144A, 0.37%, 12/14/2015	40,000,000	39,972,867
144A, 0.401%, 1/8/2016	50,000,000	49,945,000
0.431%, 3/14/2016	5,000,000	4,990,146
KFW, 0.21%, 10/16/2015	78,167,000	78,160,160
Manhattan Asset Funding Co., LLC, 0.22%, 10/9/2015	4,600,000	4,599,775
MetLife Short Term Funding LLC:
0.2%, 10/27/2015	89,000,000	88,987,144
0.25%, 11/23/2015	100,000,000	99,963,194
0.28%, 12/14/2015	76,483,000	76,438,980
Microsoft Corp.:
0.15%, 10/8/2015	85,000,000	84,997,521
0.15%, 11/4/2015	25,000,000	24,996,458
0.15%, 11/12/2015	97,000,000	96,983,025
0.17%, 12/16/2015	70,000,000	69,974,878
0.18%, 10/20/2015	24,000,000	23,997,720
Old Line Funding LLC:
0.32%, 11/16/2015	30,000,000	29,987,733
0.4%, 12/8/2015	96,300,000	96,227,240
PSP Capital, Inc.:
0.17%, 10/20/2015	731,000	730,934
0.2%, 10/5/2015	26,000,000	25,999,422
0.2%, 10/6/2015	40,000,000	39,998,889
0.325%, 10/13/2015	20,000,000	19,997,867
QUALCOMM, Inc., 0.28%, 12/8/2015	30,750,000	30,733,737
Rabobank Nederland NV, 0.33%, 12/7/2015	202,500,000	202,375,631
Regency Markets No. 1 LLC, 0.18%, 10/19/2015	66,617,000	66,611,004
Schlumberger Investment SA, 0.15%, 11/16/2015	501,000	500,904
Siemens Capital Co., LLC, 0.27%, 12/29/2015	100,000,000	99,933,250
Sinopec Century Bright Capital Investment Ltd., 0.37%, 10/6/2015	110,000,000	109,994,347
Skandinaviska Enskilda Banken AB, 0.295%, 12/22/2015	80,000,000	79,946,244
Standard Chartered Bank:
0.401%, 1/13/2016	150,000,000	149,826,667
0.42%, 1/8/2016	145,000,000	144,832,525
Starbird Funding Corp., 0.14%, 10/6/2015	40,000,000	39,999,222
Sumitomo Mitsui Banking Corp., 0.33%, 12/7/2015	114,900,000	114,829,432
Svenska Handelsbanken AB, 0.32%, 11/18/2015	100,000,000	99,957,333
Swedbank AB:
0.32%, 11/25/2015	66,000,000	65,967,733
0.33%, 12/15/2015	20,000,000	19,986,250
0.366%, 2/1/2016	44,000,000	43,945,128
Thunder Bay Funding LLC, 0.32%, 11/16/2015	100,000,000	99,959,111
Toyota Motor Credit Corp., 0.26%, 12/10/2015	42,500,000	42,478,514
University of Texas:
0.075%, 11/2/2015	25,000,000	24,998,457
0.11%, 10/5/2015	25,000,000	24,999,781
Victory Receivables Corp.:
0.25%, 10/15/2015	116,000,000	115,988,722
0.28%, 11/23/2015	36,000,000	35,985,160
Wal-Mart Stores, Inc., 0.155%, 10/7/2015	77,200,000	77,198,006
Walt Disney Co.:
0.11%, 10/15/2015	70,000,000	69,997,006
0.18%, 10/21/2015	69,699,000	69,692,030
Working Capital Management Co.:
0.24%, 11/13/2015	63,000,000	62,981,940
0.25%, 11/12/2015	22,500,000	22,493,437
0.25%, 11/13/2015	38,000,000	37,988,653
		5,222,111,007
Issued at Par * 10.2%
Bank Nederlandse Gemeenten, 0.294%, 2/25/2016	100,000,000	100,000,000
Bank of Nova Scotia, 0.35%, 2/12/2016	183,800,000	183,800,000
Bedford Row Funding Corp.:
0.316%, 1/14/2016	28,000,000	28,000,000
0.339%, 4/8/2016	40,000,000	40,000,000
0.386%, 3/14/2016	15,500,000	15,500,000
144A, 0.406%, 4/12/2016	90,500,000	90,500,000
BNZ International Funding Ltd., 0.386%, 6/14/2016	15,000,000	15,000,000
Commonwealth Bank of Australia:
0.323%, 5/4/2016	75,000,000	75,000,000
0.373%, 3/4/2016	36,000,000	36,000,000
Erste Abwicklungsanstalt, 144A, 0.366%, 1/19/2016	41,000,000	41,000,000
HSBC Bank PLC:
144A, 0.325%, 12/23/2015	190,000,000	190,000,000
0.456%, 6/24/2016	113,250,000	113,250,000
National Australia Bank Ltd., 144A, 0.299%, 10/8/2015	180,000,000	180,000,000
Nederlandse Waterschapsbank NV, 144A, 0.383%, 3/18/2016	117,500,000	117,500,000
Old Line Funding LLC:
144A, 0.295%, 10/23/2015	100,000,000	100,000,000
0.327%, 12/15/2015	23,500,000	23,500,000
0.396%, 3/22/2016	66,000,000	66,000,000
144A, 0.399%, 2/8/2016	100,000,000	100,000,000
Starbird Funding Corp., 144A, 0.269%, 11/9/2015	13,000,000	13,000,000
Thunder Bay Funding LLC, 0.403%, 3/8/2016	20,000,000	20,000,000
Westpac Banking Corp.:
144A, 0.306%, 10/13/2015	138,000,000	138,000,000
144A, 0.323%, 3/18/2016	200,000,000	200,000,000
		1,886,050,000
Total Commercial Paper (Cost $7,108,161,007)		7,108,161,007
Government & Agency Obligations 4.3%
U.S. Government Sponsored Agencies 3.9%
Federal Farm Credit Bank, 0.181% *, 3/3/2016	35,000,000	35,000,000
Federal Home Loan Bank:
0.16% **, 12/7/2015	25,000,000	24,992,555
0.16% **, 11/9/2015	35,000,000	34,993,933
0.16% **, 11/16/2015	25,000,000	24,994,889
0.164% *, 8/26/2016	25,000,000	25,000,000
0.17% **, 11/9/2015	50,000,000	49,990,792
0.2% **, 11/30/2015	25,000,000	24,991,667
0.23% **, 1/20/2016	15,000,000	14,989,362
0.251% **, 3/7/2016	43,000,000	42,952,818
0.255% **, 2/9/2016	50,000,000	49,953,604
0.27% **, 2/16/2016	25,000,000	24,974,125
0.391% **, 7/15/2016	25,000,000	24,922,000
0.4% **, 7/1/2016	80,000,000	79,756,445
Federal Home Loan Mortgage Corp.:
0.11% **, 12/16/2015	15,000,000	14,996,517
0.2% **, 2/23/2016	20,000,000	19,983,889
0.23% **, 1/12/2016	27,500,000	27,481,903
0.251% **, 12/7/2015	32,223,000	32,208,008
Federal National Mortgage Association:
0.115% **, 11/2/2015	26,000,000	25,997,342
0.12% **, 10/26/2015	50,000,000	49,995,833
0.14% **, 12/15/2015	25,000,000	24,992,708
0.16% **, 11/3/2015	20,000,000	19,997,067
0.19% **, 12/14/2015	33,500,000	33,486,916
0.255% **, 2/2/2016	26,500,000	26,476,724
		733,129,097
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills:
0.09% **, 10/1/2015	30,000,000	30,000,000
0.24% **, 2/25/2016	25,000,000	24,975,500
U.S. Treasury Note, 0.25%, 4/15/2016	12,500,000	12,492,740
		67,468,240
Total Government & Agency Obligations (Cost $800,597,337)		800,597,337
Short-Term Notes * 4.8%
Bank of Nova Scotia:
0.607% *, 12/31/2015	111,000,000	111,064,117
0.737% *, 3/15/2016	1,100,000	1,101,278
2.9%, 3/29/2016	18,000,000	18,207,145
DZ Bank AG, 0.33%, 10/9/2015	60,000,000	60,000,000
General Electric Capital Corp.:
0.516% *, 1/14/2016	20,500,000	20,511,441
1.0%, 1/8/2016	17,843,000	17,870,865
1.181% *, 5/9/2016	1,000,000	1,005,185
2.95%, 5/9/2016	24,659,000	25,014,258
Home Depot, Inc., 5.4%, 3/1/2016	67,299,000	68,665,193
JPMorgan Chase Bank NA, 0.455% *, 10/21/2016	45,750,000	45,750,000
Nordea Bank Finland PLC, 0.285%, 10/2/2015	200,000,000	200,000,000
Norinchukin Bank, 0.29%, 11/5/2015	105,500,000	105,500,000
Royal Bank of Canada, 0.8%, 10/30/2015	8,923,000	8,926,093
Wal-Mart Stores, Inc., 5.313% *, 6/1/2016	55,000,000	56,804,367
Wells Fargo Bank NA:
0.31% *, 12/10/2015	110,000,000	110,000,000
0.351% *, 6/3/2016	50,000,000	50,000,000
Total Short-Term Notes (Cost $900,419,942)		900,419,942
Time Deposits 6.4%
Banque Federative du Credit Mutuel, 0.06%, 10/1/2015	825,000,000	825,000,000
Svenska Handelsbanken AB:
0.04%, 10/1/2015	64,500,000	64,500,000
0.08%, 10/6/2015	300,000,000	300,000,000
Total Time Deposits (Cost $1,189,500,000)		1,189,500,000
Municipal Bonds and Notes 3.3%
Metropolitan Government Nashville & Davidson County, TN, Vanderbilt University, TECP, 0.15%, 2/22/2016	15,000,000	15,000,000
Michigan, State Finance Authority, School Loan, Series B, 0.13% ***, 9/1/2050, LOC: PNC Bank NA	7,000,000	7,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.13% ***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.15% ***, 12/1/2032, LOC: Royal Bank of Canada	15,109,000	15,109,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.19% ***, 6/28/2016, LOC: Royal Bank of Canada	152,500,000	152,500,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.15% ***, 11/1/2039, LOC: Bank of America NA	9,660,000	9,660,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.45% ***, 5/1/2048, LOC: Bank of China	125,010,000	125,010,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.15% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 144A, 0.11% ***, 11/1/2048, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
New York, State Power Authority, 0.14% *, 3/1/2016	14,525,000	14,525,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.17% ***, 6/15/2044, LIQ: Citibank NA	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series E-3, 0.01% ***, 2/1/2045, SPA: JPMorgan Chase Bank NA	79,000,000	79,000,000
San Jose, CA, Financing Authority Lease Revenue:
TECP, 0.19%, 10/23/2015, LOC: State Street Bank & Trust Co.	7,113,000	7,113,000
TECP, 0.19%, 10/23/2015, LOC: U.S. Bank NA	7,114,000	7,114,000
University of Colorado, Hospital Authority Revenue:
Series C, 0.2% *, 11/15/2024	18,425,000	18,425,000
Series A, 0.2% *, 11/15/2046	20,450,000	20,450,000
Vermont Economic Development Authority, TECP, 0.33%, 11/10/2015, LOC: JPMorgan Chase Bank NA	100,400,000	100,400,000
Total Municipal Bonds and Notes (Cost $612,056,000)		612,056,000
Repurchase Agreements 21.0%
BNP Paribas, 0.2%, dated 6/10/2015, to be repurchased at $200,163,333 on 11/4/2015 (a) (b)	200,000,000	200,000,000
Federal Reserve Bank of New York, 0.05%, dated 9/30/2015, to be repurchased at $1,000,001,389 on 10/1/2015 (c)	1,000,000,000	1,000,000,000
Federal Reserve Bank of New York, 0.07%, dated 9/30/2015, to be repurchased at $2,000,007,778 on 10/2/2015 (d)	2,000,000,000	2,000,000,000
JPMorgan Securities, Inc., 0.434%, dated 4/30/2015, to be repurchased at $186,797,865 on 12/30/2015 (a) (e)	186,250,000	186,250,000
JPMorgan Securities, Inc., 0.464%, dated 8/12/2015, to be repurchased at $373,172,156 on 12/30/2015 (a) (f)	372,500,000	372,500,000
Wells Fargo Securities LLC, 0.4%, dated 7/30/2015, to be repurchased at $136,636,500 on 10/28/2015 (g)	136,500,000	136,500,000
Total Repurchase Agreements (Cost $3,895,250,000)		3,895,250,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,663,612,905) †	100.5	18,663,612,905
Other Assets and Liabilities, Net	(0.5)	(94,674,498)
Net Assets	100.0	18,568,938,407

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of September 30, 2015.
†	The cost for federal income tax purposes was $18,663,612,905.
(a)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of September 30, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
160,110	ALM XIV Ltd.	1.724	7/28/2026	158,851
7,115,711	BlueMountain CLO Ltd.	1.694-1.817	10/29/2025-4/30/2026	7,060,610
6,723,586	Cent CLO Ltd.	1.775	1/25/2026	6,705,668
2,325,678	CIFC Funding Ltd.	1.771	4/15/2027	2,311,597
571,742	GE Dealer Floorplan Master Note Trust	0.866	1/20/2022	568,539
5,250	General Electric Capital Corp.	0.518	1/8/2016	5,256
618,754	Golden Credit Card Trust	0.657	3/15/2021	616,567
1,696,207	Goldentree Loan Opportunities X Ltd.	1.648	7/20/2027	1,778,582
45,600,000	Halcyon Loan Advisors Funding Ltd.	1.737	4/20/2027	45,353,944
1,254,696	ICG U.S. CLO Ltd.	1.437	4/20/2026	1,230,937
25,000,000	KKR CLO Ltd.	1.693	7/15/2027	24,958,800
86,278,797	Madison Park Funding XVII Ltd.	1.729	7/21/2027	90,899,897
800,952	Octagon Investment Partners XVI Ltd.	1.409	7/17/2025	785,363
1,544,448	Plains All American Pipeline LP	4.65	10/15/2025	1,560,988
10,000,000	Sound Point CLO VIII Ltd.	1.851	4/15/2027	10,007,604
1,007,650	THL Credit Wind River CLO Ltd.	1.915	1/22/2027	1,006,065
6,290,939	Tralee CLO III Ltd.	1.637	7/20/2026	6,206,974
3,713,745	Venture XVI CLO Ltd.	1.821	4/15/2026	3,692,899
1,055,384	Wells Fargo & Co.	3.55	9/29/2025	1,058,030
Total Collateral Value				205,967,171

(c)	Collateralized by $945,000,000 U.S. Treasury Note, 2.75%, maturing on 2/15/2019 with a value of $1,000,246,757.
(d)	Collateralized by $2,010,000,000 U.S. Treasury Note, 1.625%, maturing on 11/15/2022 with a value of $2,002,200,000.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,310,086	Ally Auto Receivables Trust	1.06	5/15/2017	50,373,560
145,659,442	Scholar Funding Trust	1.044	10/28/2041	141,464,196
Total Collateral Value				191,837,756

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
656,441	Access Group, Inc.	0.695	7/25/2034	627,956
39,500,000	ALM VII Ltd.	1.737	1/20/2026	39,281,958
4,660,000	American Homes 4 Rent Trust	4.705	10/17/2036	4,758,469
5,000,000	Atlas Senior Loan Fund V Ltd	1.867	7/16/2026	4,980,279
221,232,511	Bear Stearns Commercial Mortgage Securities Trust	0.337	2/11/2044	1,285,170
10,000,000	Benefit Street Partners CLO VI Ltd.	1.837	4/18/2027	9,982,995
30,000,000	BlueMountain CLO Ltd.	1.742-1.824	7/20/2026-11/30/2026	29,887,820
8,500,000	Carlyle Global Market Strategies CLO LLC	1.547	4/20/2022	8,501,242
4,970,000	Carlyle Global Market Strategies CLO Ltd.	1.587	7/20/2023	4,971,360
1	Carlyle High Yield Partners X Ltd.	0.502	4/19/2022	1
20,000,000	Cavalry CLO IV Ltd.	1.821	10/15/2026	19,792,820
12,287	Chase Funding Trust	0.774	11/25/2034	11,301
10,301,000	Colony American Homes	2.107	7/17/2031	10,133,822
2,685,661	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	2,860,322
7,250,000	Dryden XXIV Senior Loan Fund	1.611	11/15/2023	7,227,954
12,925,000	Dryden XXVI Senior Loan Fund	1.421	7/15/2025	12,720,053
13,000,000	Galaxy XVII CLO Ltd.	1.801	7/15/2026	12,951,029
190,000	Invitation Homes Trust	2.697	12/17/2031	189,891
343,224	Morgan Stanley ABS Capital I, Inc. Trust	0.814	12/25/2034	320,663
45,904,164	Morgan Stanley Capital I Trust	1.161	6/15/2044	1,323,738
37,750,000	OZLM VIII Ltd.	1.729	10/17/2026	37,487,041
9,744	Popular ABS Mortgage Pass-Through Trust	0.674	8/25/2035	9,743
4,297,190	Race Point V CLO Ltd.	1.637	12/15/2022	5,002,268
20,205,176	Scholar Funding Trust	1.044	10/28/2041	19,623,232
465,233	SLM Private Credit Student Loan Trust	0.737	3/15/2022	459,761
4,000,000	Sound Point CLO II Ltd.	1.495	4/26/2025	3,933,226
8,000,000	TICP CLO II Ltd.	1.737	7/20/2026	7,916,020
52,446,910	U.S. Education Loan Trust LLC	0.509	3/1/2030	51,536,293
34,978,000	Voya CLO Ltd.	1.641	10/15/2022	35,000,200
42,500,000	West CLO Ltd.	1.767	7/18/2026	42,162,411
114,297,161	WFRBS Commercial Mortgage Trust	1.528	6/15/2045	8,893,283
Total Collateral Value				383,832,321

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,292,000	21st Century Fox America, Inc.	4.0 - 4.5	2/15/2021 - 10/1/2023	2,489,348
190,000	Alabama Power Co.	3.55	12/1/2023	198,686
453,000	Anheuser-Busch Companies LLC	4.5 - 5.6	10/15/2016 - 4/1/2018	486,635
750,000	Appalachian Power Co.	4.6	3/30/2021	814,613
225,000	Baltimore Gas & Electric Co.	3.5	11/15/2021	238,866
21,000	Bank of America Corp.	5.25	12/1/2015	21,511
6,000	BB&T Corp.	4.9	6/30/2017	6,409
95,000	Bear Stearns Companies LLC	4.65	7/2/2018	102,717
850,000	Bon Secours Charity Health System, Inc.	6.25	11/1/2035	911,764
6,432,000	Boston Properties LP	3.7 - 4.125	11/15/2018 - 5/15/2021	6,877,352
9,941,000	BP Capital Markets PLC	3.561	11/1/2021	10,546,516
35,000	Bunge NA Finance LP	5.9	4/1/2017	37,979
5,149,000	Camden Property Trust	5.7	5/15/2017	5,593,745
3,235,000	Capital One Financial Corp.	5.25 - 6.15	9/1/2016 - 2/21/2017	3,397,452
65,000	Cargill, Inc.	3.25	11/15/2021	68,293
580,000	CenterPoint Energy Resources Corp.	6.15	5/1/2016	612,065
1,370,000	Citigroup, Inc.	4.5 - 6.0	8/15/2017 - 5/6/2044	1,489,428
45,000	Commonwealth Edison Co.	5.95	8/15/2016	47,303
20,000	Consolidated Edison Co. of New York, Inc.	5.3	12/1/2016	21,319
1,631,000	CRH America, Inc.	6.0	9/30/2016	1,699,518
4,756,000	DDR Corp.	4.625 - 4.75	4/15/2018 - 7/15/2022	5,045,038
170,000	Diageo Capital PLC	5.5	9/30/2016	177,681
2,180,000	Dignity Health	5.267	11/1/2064	2,321,045
3,799,000	Duke Realty LP	4.375 - 5.95	2/15/2017 - 6/15/2022	4,021,291
177,000	Enersis SA	7.4	12/1/2016	193,213
2,091,000	Enterprise Products Operating LLC	5.95 - 7.034	2/1/2041 - 1/15/2068	2,196,264
5,000,000	Equity Commonwealth	6.25	6/15/2017	5,324,346
3,595,000	ERAC U.S.A. Finance LLC	5.625	3/15/2042	3,897,137
589,000	ERP Operating LP	5.375	8/1/2016	615,652
21,000	Exelon Generation Co., LLC	4.0	10/1/2020	22,409
27,000	Georgia Power Co.	5.7	6/1/2017	29,441
1,949,000	HCP, Inc.	5.625 – 6.3	9/15/2016 - 5/1/2017	2,058,844
4,432,000	Highwoods Realty LP	5.85	3/15/2017	4,729,864
578,000	Hospitality Properties Trust	5.0	8/15/2022	615,524
575,000	Howard Hughes Medical Institute	3.5	9/1/2023	603,709
4,646,000	JPMorgan Chase & Co.	6.125 - 7.9	6/27/2017 - 4/30/2024	4,792,972
3,304,000	Kaiser Foundation Hospitals	3.5	4/1/2022	3,456,621
120,000	Laclede Gas Co.	4.625	8/15/2043	128,566
5,000	Loyola University of Chicago	4.626	7/1/2042	5,362
4,953,000	Marsh & McLennan Companies, Inc.	4.05	10/15/2023	5,313,442
49,000	MetLife, Inc.	5.25	6/15/2020	49,681
137,000	Murray Street Investment Trust	4.647	3/9/2017	145,016
3,250,000	NiSource Finance Corp.	3.85	2/15/2023	3,388,491
1,450,000	Ohio Power Co.	6.0	6/1/2016	1,529,102
6,572,000	Omega Healthcare Investors, Inc.	5.875	3/15/2024	6,916,688
2,000	Pacific Gas & Electric Co.	3.5	10/1/2020	2,147
5,607,000	Pacific LifeCorp	5.125	1/30/2043	5,945,728
116,000	PepsiAmericas, Inc.	5.0	5/15/2017	125,372
4,284,000	PNC Financial Services Group, Inc.	6.75	8/1/2021	4,684,822
5,000	PNC Funding Corp.	5.625	2/1/2017	5,316
16,000	Post Apartment Homes LP	4.75	10/15/2017	17,308
420,000	Prologis LP	4.0 - 4.5	8/15/2017 - 1/15/2018	442,700
8,000	San Diego Gas & Electric Co.	4.3	4/1/2042	8,391
2,205,000	Shell International Finance BV	4.3 - 5.2	3/22/2017 - 9/22/2019	2,397,965
19,500,000	Southern Baptist Hospital of Florida, Inc.	4.857	7/15/2045	20,618,499
41,000	Southern California Edison Co.	3.5	10/1/2023	43,370
480,000	Southern Natural Gas Co., LLC	5.9	4/1/2017	519,761
433,000	Southern Power Co.	5.25	7/15/2043	452,228
110,000	Southwestern Public Service Co.	4.5	8/15/2041	116,493
116,000	System Energy Resources, Inc.	4.1	4/1/2023	122,232
15,000	Texas Eastern Transmission LP	6.0	9/15/2017	16,224
4,247,000	Trans-Allegheny Interstate Line Co.	3.85	6/1/2025	4,321,987
1,532,000	TransCanada PipeLines Ltd.	4.625 - 5.85	3/1/2034 - 3/15/2036	1,491,582
3,926,000	Ventas Realty LP	4.75	6/1/2021	4,298,308
310,000	Wachovia Corp.	5.75	6/15/2017	337,817
2,049,000	Wells Fargo & Co.	7.98	3/15/2018	2,167,893
55,000	WPP Finance	5.125	9/7/2042	54,371
207,000	WR Berkley Corp.	4.625	3/15/2022	220,229
879,000	Zions Bancorp.	4.0 - 4.5	6/20/2016 - 6/13/2023	915,535
Total Collateral Value				142,565,196

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (h)	$—	$14,768,362,905	$—	$14,768,362,905
Repurchase Agreements	—	3,895,250,000	—	3,895,250,000
Total	$—	$18,663,612,905	$—	$18,663,612,905

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015